LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.47%
Australia–6.54%
Aristocrat Leisure Ltd.	125,228	$5,073,377
BHP Group Ltd.	365,220	11,604,666
BlueScope Steel Ltd.	58,792	902,338
Brambles Ltd.	83,463	1,098,072
Cochlear Ltd.	20,208	3,941,024
Coles Group Ltd.	147,449	1,841,016
Commonwealth Bank of Australia	9,265	867,222
CSL Ltd.	22,516	4,456,361
Fortescue Ltd.	473,378	6,767,943
Goodman Group	255,489	6,533,631
Lottery Corp. Ltd.	298,476	1,056,519
National Australia Bank Ltd.	101,162	2,612,198
Pro Medicus Ltd.	21,908	2,699,792
†Qantas Airways Ltd.	225,062	1,154,527
Stockland	429,204	1,554,867
Wesfarmers Ltd.	35,629	1,734,840
		53,898,393
Austria–0.66%
Erste Group Bank AG	81,199	4,451,541
Verbund AG	11,725	972,350
		5,423,891
Belgium–0.76%
Ageas SA	74,363	3,966,680
Anheuser-Busch InBev SA	13,248	875,677
Lotus Bakeries NV	109	1,460,853
		6,303,210
Chile–0.09%
Antofagasta PLC	27,562	741,771
		741,771
Denmark–3.49%
†Genmab AS	8,059	1,949,598
Novo Nordisk AS Class B	163,981	19,266,675
Pandora AS	34,382	5,660,550
Rockwool AS Class B	4,095	1,922,584
		28,799,407
Finland–0.42%
Kone OYJ Class B	38,764	2,317,162
Wartsila OYJ Abp	50,754	1,135,585
		3,452,747
France–9.33%
Air Liquide SA	27,823	5,366,063
Amundi SA	12,360	922,509
AXA SA	21,788	837,466
BNP Paribas SA	84,004	5,755,479
Bouygues SA	22,593	755,991
Carrefour SA	94,053	1,602,881
Cie de Saint-Gobain SA	89,794	8,168,252
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Cie Generale des Etablissements Michelin SCA	49,635	$2,014,458
Credit Agricole SA	242,916	3,711,265
Eiffage SA	14,046	1,354,642
Engie SA	364,316	6,291,924
Hermes International SCA	2,762	6,782,388
Ipsen SA	6,724	827,072
Klepierre SA	26,417	865,715
La Francaise des Jeux SAEM	49,122	2,019,884
L'Oreal SA	17,910	8,015,472
LVMH Moet Hennessy Louis Vuitton SE	7,457	5,715,070
Orange SA	70,370	805,648
Publicis Groupe SA	30,089	3,289,067
Schneider Electric SE	14,777	3,885,256
Teleperformance SE	21,741	2,250,691
TotalEnergies SE	74,710	4,865,059
†Unibail-Rodamco -Westfield	9,118	797,766
		76,900,018
Germany–6.90%
adidas AG	4,405	1,166,524
Allianz SE	29,787	9,781,428
BASF SE	15,735	832,945
CTS Eventim AG & Co. KGaA	21,519	2,236,093
Deutsche Bank AG	191,049	3,295,899
Deutsche Post AG	63,310	2,821,054
Deutsche Telekom AG	100,707	2,958,370
E.ON SE	158,553	2,357,066
Fresenius Medical Care AG	29,702	1,262,667
†Fresenius SE & Co. KGaA	23,718	903,729
Hannover Rueck SE	3,822	1,089,566
Heidelberg Materials AG	18,820	2,044,669
Henkel AG & Co. KGaA	30,650	2,604,912
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,825	5,406,007
Nemetschek SE	7,850	812,655
Rational AG	2,217	2,258,085
Rheinmetall AG	2,448	1,325,435
RWE AG	34,232	1,245,282
SAP SE	27,273	6,205,364
Siemens AG	18,970	3,829,256
Volkswagen AG	13,594	1,517,755
†Zalando SE	27,106	893,725
		56,848,486
Hong Kong–1.98%
CK Hutchison Holdings Ltd.	567,514	3,263,232
LVIP Franklin Templeton Multi-Factor International Equity Fund–1

LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
CLP Holdings Ltd.	455,500	$4,034,188
Henderson Land Development Co. Ltd.	672,000	2,143,803
Hong Kong Exchanges & Clearing Ltd.	27,700	1,162,325
SITC International Holdings Co. Ltd.	288,000	777,993
Sun Hung Kai Properties Ltd.	84,000	924,407
Techtronic Industries Co. Ltd.	75,500	1,146,993
WH Group Ltd.	3,599,365	2,852,137
		16,305,078
Ireland–1.23%
AerCap Holdings NV	89,504	8,477,819
Kerry Group PLC Class A	7,972	826,615
Kingspan Group PLC	8,987	843,827
		10,148,261
Israel–1.30%
†Check Point Software Technologies Ltd.	30,830	5,944,332
†Nice Ltd.	9,114	1,586,192
†Teva Pharmaceutical Industries Ltd. ADR	109,300	1,969,586
†Wix.com Ltd.	7,247	1,211,481
		10,711,591
Italy–3.36%
Banco BPM SpA	132,673	894,675
Enel SpA	109,649	875,750
Ferrari NV	6,491	3,032,523
Generali	106,164	3,066,677
Intesa Sanpaolo SpA	887,954	3,793,083
Poste Italiane SpA	206,815	2,898,419
Prysmian SpA	66,700	4,840,909
UniCredit SpA	189,801	8,316,914
		27,718,950
Japan–21.86%
Asahi Group Holdings Ltd.	207,000	2,705,511
Asics Corp.	299,400	6,251,518
Bandai Namco Holdings, Inc.	42,200	961,887
Brother Industries Ltd.	107,400	2,077,384
Central Japan Railway Co.	105,400	2,432,505
Chubu Electric Power Co., Inc.	57,600	673,687
Dai-ichi Life Holdings, Inc.	29,100	745,495
Daiichi Sankyo Co. Ltd.	46,200	1,513,695
Daiwa Securities Group, Inc.	329,500	2,304,035
Disco Corp.	11,200	2,921,468
Fuji Electric Co. Ltd.	22,600	1,355,450
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hitachi Ltd.	217,600	$5,724,443
Hoya Corp.	38,100	5,244,797
Hulic Co. Ltd.	173,900	1,759,872
Idemitsu Kosan Co. Ltd.	147,600	1,055,716
Inpex Corp.	127,100	1,713,827
ITOCHU Corp.	23,917	1,277,681
Japan Tobacco, Inc.	27,946	812,568
Kansai Electric Power Co., Inc.	324,900	5,357,544
Kao Corp.	26,800	1,325,595
Kawasaki Kisen Kaisha Ltd.	57,600	887,294
KDDI Corp.	32,100	1,026,039
Keyence Corp.	1,700	808,572
Kikkoman Corp.	63,500	719,276
Kirin Holdings Co. Ltd.	114,100	1,735,416
Komatsu Ltd.	163,500	4,511,679
Konami Group Corp.	29,600	2,995,526
M3, Inc.	98,400	984,513
Makita Corp.	39,200	1,320,349
Mazda Motor Corp.	179,700	1,337,826
McDonald's Holdings Co. Japan Ltd.	41,300	1,965,504
Mitsubishi Corp.	39,400	809,382
Mitsubishi Electric Corp.	220,500	3,533,983
Mitsui & Co. Ltd.	62,000	1,370,924
Mitsui Fudosan Co. Ltd.	191,500	1,782,759
MS&AD Insurance Group Holdings, Inc.	410,800	9,517,927
Murata Manufacturing Co. Ltd.	112,000	2,187,010
NEC Corp.	52,100	4,984,345
Nintendo Co. Ltd.	47,000	2,497,074
Nippon Building Fund, Inc.	940	862,007
Nippon Sanso Holdings Corp.	78,400	2,843,619
Nippon Yusen KK	25,900	940,671
Nitto Denko Corp.	196,000	3,257,234
Nomura Holdings, Inc.	1,015,000	5,247,139
Nomura Real Estate Holdings, Inc.	51,000	1,359,409
Oracle Corp.	17,800	1,826,133
ORIX Corp.	81,800	1,888,415
Osaka Gas Co. Ltd.	171,300	3,842,555
Panasonic Holdings Corp.	287,200	2,483,838
Recruit Holdings Co. Ltd.	95,400	5,778,097
Renesas Electronics Corp.	135,300	1,957,131
SCREEN Holdings Co. Ltd.	9,900	686,956
Shin-Etsu Chemical Co. Ltd.	151,800	6,312,810
Shionogi & Co. Ltd.	311,100	4,444,904
SoftBank Corp.	1,342,000	1,747,938
Sompo Holdings, Inc.	133,800	2,979,953
Sony Group Corp.	56,000	1,082,206
Subaru Corp.	198,900	3,434,822
LVIP Franklin Templeton Multi-Factor International Equity Fund–2

LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sumitomo Corp.	31,400	$697,802
Sumitomo Electric Industries Ltd.	202,200	3,229,432
Sumitomo Realty & Development Co. Ltd.	44,400	1,484,685
Suntory Beverage & Food Ltd.	52,000	1,951,560
Sysmex Corp.	53,000	1,042,484
TDK Corp.	253,500	3,215,380
Tokio Marine Holdings, Inc.	127,900	4,655,035
Tokyo Electron Ltd.	22,200	3,906,335
Toyota Motor Corp.	269,200	4,762,157
Toyota Tsusho Corp.	171,900	3,091,748
Trend Micro, Inc.	14,900	879,745
Yokogawa Electric Corp.	108,000	2,746,495
Zensho Holdings Co. Ltd.	19,900	1,098,810
ZOZO, Inc.	35,400	1,284,228
		180,211,809
Jordan–0.23%
Hikma Pharmaceuticals PLC	75,184	1,920,885
		1,920,885
Luxembourg–0.56%
Eurofins Scientific SE	62,625	3,966,555
Tenaris SA	40,169	632,034
		4,598,589
Netherlands–4.48%
ABN AMRO Bank NV	46,549	839,678
ASML Holding NV	15,408	12,788,088
Euronext NV	11,954	1,296,727
EXOR NV	27,868	2,982,693
ING Groep NV	48,436	877,437
Koninklijke Ahold Delhaize NV	144,888	5,004,580
Koninklijke KPN NV	1,468,302	5,996,759
NN Group NV	84,356	4,204,879
Stellantis NV	118,517	1,636,952
Wolters Kluwer NV	7,620	1,283,357
		36,911,150
New Zealand–0.47%
Fisher & Paykel Healthcare Corp. Ltd.	125,820	2,777,688
Meridian Energy Ltd.	296,561	1,119,127
		3,896,815
Norway–1.26%
Aker BP ASA	57,773	1,238,351
Equinor ASA	124,075	3,135,692
Kongsberg Gruppen ASA	7,666	749,678
Norsk Hydro ASA	133,652	867,039
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
Salmar ASA	31,347	$1,644,143
Telenor ASA	212,235	2,715,044
		10,349,947
Poland–0.16%
†InPost SA	68,499	1,291,669
		1,291,669
Portugal–0.09%
Galp Energia SGPS SA	41,816	781,997
		781,997
Singapore–1.03%
CapitaLand Integrated Commercial Trust	556,600	918,103
DBS Group Holdings Ltd.	194,800	5,767,080
Singapore Exchange Ltd.	207,500	1,843,727
		8,528,910
Spain–3.78%
Aena SME SA	29,439	6,475,353
Banco Bilbao Vizcaya Argentaria SA	477,499	5,160,071
CaixaBank SA	566,658	3,383,477
Iberdrola SA	329,261	5,090,917
Industria de Diseno Textil SA	105,399	6,234,642
Repsol SA	365,668	4,821,426
		31,165,886
Sweden–3.64%
Atlas Copco AB Class B	52,981	906,679
Boliden AB	27,772	942,063
Evolution AB	9,927	975,511
H & M Hennes & Mauritz AB Class B	52,839	899,046
Industrivarden AB Class A	57,350	2,118,751
Industrivarden AB Class C	44,442	1,633,561
Investor AB Class B	342,423	10,538,193
Nordea Bank Abp	111,781	1,316,385
SKF AB Class B	110,399	2,195,838
Tele2 AB Class B	69,759	789,231
Trelleborg AB Class B	99,450	3,820,989
Volvo AB Class B	122,174	3,226,423
†Volvo Car AB Class B	233,757	642,634
		30,005,304
Switzerland–9.11%
ABB Ltd.	51,919	3,005,272
Chocoladefabriken Lindt & Spruengli AG	61	786,329
Cie Financiere Richemont SA Class A	25,820	4,081,900
Coca-Cola HBC AG	100,147	3,566,871
EMS-Chemie Holding AG	3,094	2,595,546
LVIP Franklin Templeton Multi-Factor International Equity Fund–3

LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Geberit AG	3,254	$2,119,992
Givaudan SA	1,778	9,747,646
Logitech International SA	7,702	687,615
Nestle SA	59,749	5,997,844
Novartis AG	124,407	14,280,310
Partners Group Holding AG	1,933	2,900,585
Roche Holding AG	30,894	9,990,098
Schindler Holding AG	21,518	6,250,557
Sika AG	3,289	1,088,496
Sonova Holding AG	6,328	2,271,456
STMicroelectronics NV	41,498	1,231,056
UBS Group AG	95,966	2,954,893
VAT Group AG	3,054	1,554,514
		75,110,980
Thailand–0.11%
†Sea Ltd. ADR	10,000	942,800
		942,800
United Kingdom–14.63%
3i Group PLC	231,502	10,229,195
Associated British Foods PLC	156,919	4,894,468
AstraZeneca PLC	46,404	7,189,177
Auto Trader Group PLC	295,994	3,434,138
BAE Systems PLC	275,360	4,555,765
Barclays PLC	3,003,444	9,016,705
BT Group PLC	2,423,578	4,792,260
Coca-Cola Europacific Partners PLC	31,168	2,454,480
GSK PLC	376,499	7,633,461
Halma PLC	22,749	793,204
Hargreaves Lansdown PLC	154,049	2,295,378
HSBC Holdings PLC (London Shares)	561,376	5,022,559
InterContinental Hotels Group PLC	34,203	3,720,406
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Intertek Group PLC	19,866	$1,370,488
JD Sports Fashion PLC	493,283	1,015,952
Mondi PLC	77,635	1,474,915
National Grid PLC	55,058	758,181
NatWest Group PLC	1,415,358	6,507,493
Next PLC	41,756	5,460,869
RELX PLC	113,893	5,343,129
Rio Tinto PLC	38,618	2,735,892
†Rolls-Royce Holdings PLC	336,182	2,369,546
Sage Group PLC	238,608	3,268,227
Shell PLC	170,280	5,520,655
Tesco PLC	1,104,059	5,294,670
Unilever PLC	191,622	12,396,989
Vodafone Group PLC	1,070,632	1,074,109
		120,622,311
Total Common Stock (Cost $669,294,572)		803,590,855
ΔPREFERRED STOCK–0.35%
Germany–0.35%
Henkel AG & Co. KGaA 2.20%	30,779	2,891,681
Total Preferred Stock (Cost $2,411,318)		2,891,681

MONEY MARKET FUND–1.57%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.94%)	12,938,875	12,938,875
Total Money Market Fund (Cost $12,938,875)		12,938,875

TOTAL INVESTMENTS–99.39% (Cost $684,644,765)	819,421,411
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.61%	5,012,884
NET ASSETS APPLICABLE TO 91,492,142 SHARES OUTSTANDING–100.00%	$824,434,295

ΔSecurities have been classified by country of origin.
†Non-income producing.
LVIP Franklin Templeton Multi-Factor International Equity Fund–4

LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2024:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
104	E-mini MSCI EAFE Index	$12,936,560	$12,647,898	12/20/24	$288,662	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
EAFE–Europe Australasia Far East
MSCI–Morgan Stanley Capital International
LVIP Franklin Templeton Multi-Factor International Equity Fund–5